SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 324,521
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0016
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.0012
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.22
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	4.417
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	136.81
Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	132.407
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.96
Measurement Input, Expected Term [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 11 months 15 days
Measurement Input, Discount Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	6.00